LOAN PAYABLE - RELATED PARTY	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
NOTE 5 - LOAN PAYABLE - RELATED PARTY

Success Holdings Group Corp. USA, our parent company, paid certain operating costs on our behalf. The total amount owed as at September 30, 2017 and December 31, 2016 are $127,687 and $118,575, respectively.

The loan is unsecured, non-interest bearing and due on demand.

Success Holdings Group Corp. USA, our parent company, paid certain operating costs on our behalf. The total amount owed as at December 31, 2016 and December 31, 2015 are $118,575 and $65,311, respectively.

The loan is unsecured, non-interest bearing and due on demand.